Shareholder Report, Holdings (Details)	Sep. 30, 2025
International Portfolio I - Class A | ING Group N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
International Portfolio I - Class A | Grab Holdings Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
International Portfolio I - Class A | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
International Portfolio I - Class A | UCB SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
International Portfolio I - Class A | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
International Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
International Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
International Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
International Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
International Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Large Cap Core Portfolio I - Class A | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Core Portfolio I - Class A | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Core Portfolio I - Class A | NVIDIA, Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Large Cap Core Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Core Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Core Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Large Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Large Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Large Cap Core Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Large Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Large Cap Core Portfolio I - Class L | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
Large Cap Core Portfolio I - Class L | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Core Portfolio I - Class L | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Core Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Large Cap Core Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Large Cap Core Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Large Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Large Cap Core Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Large Cap Core Portfolio I - Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Large Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Large Cap Growth Portfolio I - Class A | NVIDIA, Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
Large Cap Growth Portfolio I - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Large Cap Growth Portfolio I - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Growth Portfolio I - Class A | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Growth Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Cap Growth Portfolio I - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Large Cap Growth Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Growth Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Large Cap Growth Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Growth Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Growth Portfolio I - Class L | NVIDIA, Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.74%
Large Cap Growth Portfolio I - Class L | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Large Cap Growth Portfolio I - Class L | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Growth Portfolio I - Class L | Alphabet, Inc. Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Growth Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Large Cap Growth Portfolio I - Class L | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Large Cap Growth Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Growth Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
Large Cap Growth Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Large Cap Growth Portfolio I - Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Large Cap Value Portfolio I - Class A | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Large Cap Value Portfolio I - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Value Portfolio I - Class A | Norfolk Southern Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Value Portfolio I - Class A | BlackRock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Portfolio I - Class A | Phillip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Large Cap Value Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Large Cap Value Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Large Cap Value Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Large Cap Value Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Large Cap Value Portfolio I - Class L | Corning, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.55%
Large Cap Value Portfolio I - Class L | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Value Portfolio I - Class L | Norfolk Southern Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Large Cap Value Portfolio I - Class L | BlackRock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Portfolio I - Class L | Phillip Morris International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Large Cap Value Portfolio I - Class L | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Large Cap Value Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Large Cap Value Portfolio I - Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Large Cap Value Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Mid Cap Core Portfolio I - Class A | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Core Portfolio I - Class A | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Core Portfolio I - Class A | Tempur Sealy International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Core Portfolio I - Class A | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Core Portfolio I - Class A | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Mid Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Mid Cap Core Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Mid Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Mid Cap Core Portfolio I - Class L | Armstrong World Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Core Portfolio I - Class L | AerCap Holdings N.V. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Mid Cap Core Portfolio I - Class L | Tempur Sealy International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Core Portfolio I - Class L | Dollar Tree, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Core Portfolio I - Class L | Churchill Downs, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Core Portfolio I - Class L | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Mid Cap Core Portfolio I - Class L | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Mid Cap Core Portfolio I - Class L | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Mid Cap Core Portfolio I - Class L | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Mid Cap Core Portfolio I - Class L | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Small Cap Core Portfolio I - Class A | Rambus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Small Cap Core Portfolio I - Class A | Tower Semiconductor Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Small Cap Core Portfolio I - Class A | Atmus Filtration Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Small Cap Core Portfolio I - Class A | BorgWarner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Core Portfolio I - Class A | Gentex Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Small Cap Core Portfolio I - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Small Cap Core Portfolio I - Class A | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Small Cap Core Portfolio I - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Small Cap Core Portfolio I - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Small Cap Core Portfolio I - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%